Business Combination (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	[1]	Mar. 25, 2022	Jan. 18, 2022
Business Combination [Line Items]
Acquire percentage					98.00%	100.00%
Contractual value	$ 736,063
Expected loss estimate	243,954
Fair value of accounts receivable	492,109
Long-term loan	3,668,859	$ 5,918,256	$ 4,622,691
Available cash	30,000
Cash paid	5,044,371
Net income		1,097,092
Net revenues		13,377,529
JAFRA [Member]
Business Combination [Line Items]
Long-term loan	$ 4,498,695
Profit loss		5,164,205
Net income		$ 493,062

[1]	Details of the restatement are shown in note 2b.